UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  	[ ] is a restatement.
	 				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	        	Holt-Smith Advisors
Address:		5201 East Terrace Drive
	        	Suite 380
	        	Madison, WI 53718
13F File Number:	28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.





Person Signing This Report on Behalf of Reporting Manager:
Name:			Eva Solcova Smith
Title:			Chief Compliance Officer
Phone:			608-249-4488
Signature, Place, and Date of Signing:
Eva Solcova Smith	Madison, WI	09-August-2010

Report Type: (Check only one.):
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	92

Form 13F Information Table Value Total:	120,068

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1594    34067 SH       SOLE                    28932              5135
Activision Blizzard Inc        COM              00507V109      405    38623 SH       SOLE                    35279              3344
Affiliated Managers Group      COM              008252108      787    12955 SH       SOLE                    11836              1119
Air Products & Chemicals       COM              009158106     1150    17741 SH       SOLE                     6258             11483
Allstate                       COM              020002101     1229    42780 SH       SOLE                    15210             27570
American Electric Power        COM              025537101     1262    39060 SH       SOLE                    15215             23845
Apache Corp                    COM              037411105     1084    12871 SH       SOLE                     4772              8099
Apple Computer                 COM              037833100     2725    10834 SH       SOLE                     9099              1735
Arch Coal Inc                  COM              039380100      559    28212 SH       SOLE                    25952              2260
Automatic Data Processing      COM              053015103     1224    30404 SH       SOLE                    10989             19415
BHP Billiton LTD               COM              088606108     1470    23718 SH       SOLE                    20013              3705
Broadcom                       COM              111320107     1732    52530 SH       SOLE                    44151              8379
Brocade Communications         COM              111621108       62    12000 SH       SOLE                    12000
Celgene Corp                   COM              151020104     1905    37481 SH       SOLE                    31603              5878
CenturyLink                    COM              156700106     1265    37969 SH       SOLE                    13504             24465
Cisco Systems                  COM              17275R102     2623   123105 SH       SOLE                   104447             18658
Citrix Systems                 COM              177376100      912    21590 SH       SOLE                    19605              1985
Cliffs Natural Resources       COM              18683K101      868    18411 SH       SOLE                    16755              1656
Coca-Cola Co                   COM              191216100     2706    53987 SH       SOLE                    45588              8399
Cognizant Corp                 COM              192446102      960    19175 SH       SOLE                    17495              1680
Community Health Systems       COM              203668108      949    28076 SH       SOLE                    25561              2515
ConocoPhillips                 COM              20825C104     1238    25226 SH       SOLE                     8882             16344
Covance Inc                    COM              222816100      799    15563 SH       SOLE                    14402              1161
Cummins Inc.                   COM              231021106     2662    40866 SH       SOLE                    34246              6620
DeVry                          COM              251893103      809    15410 SH       SOLE                    13965              1445
Diamond Offshore               COM              25271c102      568     9138 SH       SOLE                     8223               915
DirecTV                        COM              25490A101     1157    34113 SH       SOLE                    28796              5317
EMC Corp                       COM              268648102     2454   134108 SH       SOLE                   111993             22115
Ecolab                         COM              278865100     2194    48857 SH       SOLE                    41427              7430
Express Scripts Inc            COM              302182100     1007    21410 SH       SOLE                    19376              2034
Exxon Mobil                    COM              30231G102     1028    18009 SH       SOLE                     5764             12245
FTI Consulting                 COM              302941109      827    18974 SH       SOLE                    17402              1572
Fastenal Co                    COM              311900104     1864    37145 SH       SOLE                    31396              5749
Fluor Corporation              COM              343412102      666    15674 SH       SOLE                    14433              1241
Freeport-McMoRan Copper & Gold COM              35671D857      973    16462 SH       SOLE                     5882             10580
General Electric               COM              369604103     1119    77597 SH       SOLE                    24758             52839
Google                         COM              38259P508     2082     4679 SH       SOLE                     3922               757
HCP Inc                        COM              40414L109     1366    42355 SH       SOLE                    15125             27230
Hansen Natural                 COM              411310105      947    24223 SH       SOLE                    22420              1803
Hudson City Bancorp            COM              443683107     1175    95885 SH       SOLE                    34300             61585
Informatica Corp               COM              45666Q102      889    37238 SH       SOLE                    33508              3730
Intel Corp                     COM              458140100     1296    66611 SH       SOLE                    25166             41445
Intercontinental Exchange      COM              45865v100      565     4998 SH       SOLE                     4528               470
Iron Mountain                  COM              462846106     1397    62179 SH       SOLE                    52310              9869
J.P. Morgan Chase & Co         COM              46625H100     1223    33406 SH       SOLE                    12093             21313
Johnson & Johnson              COM              478160104     1177    19929 SH       SOLE                     6963             12966
Kohls Corp                     COM              500255104     1522    32044 SH       SOLE                    27349              4695
Las Vegas Sands                COM              517834107     1150    51935 SH       SOLE                    46969              4966
Lockheed Martin Corp           COM              539830109     1189    15956 SH       SOLE                     5031             10925
MEMC Electronic Materials Inc  COM              552715104      463    46896 SH       SOLE                    42855              4041
Marathon Oil Corp              COM              565849106     1200    38610 SH       SOLE                    12369             26241
Marvell Tech Group             COM              G5876H105      678    42993 SH       SOLE                    39070              3923
Masimo Corp                    COM              574795100      967    40626 SH       SOLE                    37225              3401
McDonalds                      COM              580135101     1387    21064 SH       SOLE                     7782             13282
Medco Health Solutions         COM              58405U102     2078    37718 SH       SOLE                    31776              5942
Microchip Technology           COM              595017104     2095    75523 SH       SOLE                    63557             11966
Micron Technology Inc          COM              595112103      784    92310 SH       SOLE                    83950              8360
Microsoft                      COM              594918104     1991    86515 SH       SOLE                    73091             13424
Molson Coors Brewing           COM              60871R209     1202    28366 SH       SOLE                     9866             18500
Monster Worldwide Inc          COM              611742107      647    55529 SH       SOLE                    50628              4901
NII Holdings Inc               COM              62913f201     1446    44455 SH       SOLE                    37823              6632
NYSE Euronext                  COM              629491101     1290    46672 SH       SOLE                    16167             30505
Newfield Exploration           COM              651290108      882    18058 SH       SOLE                    16445              1613
Nucor Corp                     COM              670346105      607    15860 SH       SOLE                    13208              2652
O'Reilly Automotive            COM              686091109      944    19843 SH       SOLE                    18164              1679
Pfizer Inc                     COM              717081103      986    69116 SH       SOLE                    24700             44416
Philip Morris Intl             COM              718172109     1161    25319 SH       SOLE                     8338             16981
Piper Jaffray Cos.             COM              724078100      700    21727 SH       SOLE                    19717              2010
Precision Castparts            COM              740189105      899     8738 SH       SOLE                     8033               705
Procter & Gamble               COM              742718109     1107    18459 SH       SOLE                    15458              3001
Qualcomm                       COM              747525103     2465    75054 SH       SOLE                    63450             11604
Regal Beloit Corporation       COM              758750103      636    11409 SH       SOLE                    10441               968
Research In Motion             COM              760975102      973    19743 SH       SOLE                    16581              3162
Schlumberger                   COM              806857108     1465    26468 SH       SOLE                    22388              4080
Silicon Laboratories           COM              826919102      761    18761 SH       SOLE                    17070              1691
Synaptics, Inc.                COM              87157D109      912    33152 SH       SOLE                    30310              2842
Teva Pharmaceuticals           COM              881624209     2034    39131 SH       SOLE                    32656              6475
Transocean Inc                 COM              H8817H100     1116    24094 SH       SOLE                    20279              3815
Travelers Companies            COM              89417E109     1303    26454 SH       SOLE                     9424             17030
True Religion Apparel          COM              89784n104      756    34240 SH       SOLE                    31208              3032
Urban Outfitters Inc           COM              917047102      917    26678 SH       SOLE                    24346              2332
Wal-Mart Stores                COM              931142103      953    19829 SH       SOLE                     4213             15616
Walgreen Co                    COM              931422109     1643    61537 SH       SOLE                    51363             10174
Wells Fargo                    COM              949746101     1251    48875 SH       SOLE                    17530             31345
Western Union Co               COM              959802109     1177    78962 SH       SOLE                    70261              8701
Yum Brands Inc                 COM              988498101     1927    49358 SH       SOLE                    41485              7873
iShares MSCI Emerging Markets  COM              464287234     2848    76314 SH       SOLE                    67667              8647
iShares Russell 1000 Growth (I COM              464287614     1768    38583 SH       SOLE                    35853              2730
iShares Russell 1000 Value (IW COM              464287598     1233    22749 SH       SOLE                    21574              1175
iShares Russell 2000 Growth (I COM              464287648     4059    60974 SH       SOLE                    54528              6446
iShares Russell MidCap Growth  COM              464287481     2296    52551 SH       SOLE                    47535              5016
iShares Russell MidCap Value ( COM              464287473     1249    34268 SH       SOLE                    30713              3555